Fair Value Measurements - Summary Of Assets And Laibilities Measured At Fair Value (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Money market funds held in Trust Account	$ 750,085,956	$ 750,063,158	$ 0
Liabilities:
Warrant Liability – Public Warrants	41,250,000	48,000,000
Fair Value, Recurring [Member]
Assets:
Money market funds held in Trust Account	750,085,956	750,063,158
Liabilities:
Warrant Liability – Public Warrants	41,250,000	48,000,000
Warrant Liability – Private Placement Warrants	21,194,049	23,676,615
Fair Value, Recurring [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Money market funds held in Trust Account	750,085,956	750,063,158
Liabilities:
Warrant Liability – Public Warrants	41,250,000	48,000,000
Warrant Liability – Private Placement Warrants	0	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money market funds held in Trust Account	0	0
Liabilities:
Warrant Liability – Public Warrants	0	0
Warrant Liability – Private Placement Warrants	0	0
Fair Value, Recurring [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money market funds held in Trust Account	0	0
Liabilities:
Warrant Liability – Public Warrants	0	0
Warrant Liability – Private Placement Warrants	$ 21,194,049	$ 23,676,615